Long-lived Assets (Details) (USD $)	Jan. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Property, Plant and Equipment, Gross		$ 1,569,088	$ 6,711,767
Less: Accumulated Depreciation		864,410	5,439,900
Property and Equipment, Net	107,531	704,678	1,271,867
Land [Member]
Property, Plant and Equipment, Gross		140,450	237,969
Building Improvements [Member]
Property, Plant and Equipment, Gross		934,668	1,508,288
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross		47,794	149,540
Office Equipment [Member]
Property, Plant and Equipment, Gross		52,395	201,314
Equipment [Member]
Property, Plant and Equipment, Gross		$ 393,781	$ 4,614,656